Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 4 Income Taxes

TDS’ current income taxes balances at December 31, 2016 and 2015 were as follows:

December 31,	2016	2015
(Dollars in millions)
Federal income taxes receivable (payable)	$7	$67
Net state income taxes receivable (payable)	3	3

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2016	2015	2014
(Dollars in millions)
Current
Federal	$17	$93	$(88)
State	1	8	11
Deferred
Federal	20	61	43
Federal - valuation allowance adjustment	–	–	(11)
State	2	10	2
State - valuation allowance adjustment	–	–	38
Total income tax expense (benefit)	$40	$172	$(5)

A reconciliation of TDS’ income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to TDS’ effective income tax expense rate is as follows:

Year Ended December 31,	2016		2015		2014
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$32	35.0%	$152	35.0%	$(53)	35.0%
State income taxes, net of federal benefit[1]	2	2.5	11	2.5	43	(28.1)
Effect of noncontrolling interests	(1)	(0.8)	3	0.6	(6)	3.8
Change in federal valuation allowance[2]	2	2.6	2	0.5	(9)	5.7
Goodwill impairment[3]	–	–	–	–	18	(12.0)
Nondeductible compensation	3	2.7	1	0.2	1	(1.0)
Other differences, net	2	1.2	3	0.8	1	(0.2)
Total income tax expense (benefit) and rate	$40	43.2%	$172	39.6%	$(5)	3.2%

[1]

State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.  During the third quarter of 2014, TDS recorded a $38 million increase to income tax expense related to a valuation allowance recorded against certain state deferred tax assets.

[2]

Change in federal valuation allowance in 2015 and 2016 relates primarily to losses incurred by certain entities where realization of deferred tax assets is not "more likely than not."  The change in federal valuation allowance in 2014 was due to a valuation allowance reduction for federal net operating losses previously limited under loss utilization rules.

[3]

Goodwill impairment reflects an adjustment to increase income tax expense by $18 million related to a portion of the goodwill impairment of Suttle-Straus and the HMS reporting unit recorded in 2014 which is nondeductible for income tax purposes.  See Note 7 — Intangible Assets for additional information related to the goodwill impairment.

Significant components of TDS’ deferred income tax assets and liabilities at December 31, 2016 and 2015 were as follows:

December 31,	2016	2015
(Dollars in millions)
Deferred tax assets
Net operating loss (“NOL”) carryforwards	$145	$138
Stock-based compensation	62	62
Compensation and benefits - other	35	38
Deferred rent	23	20
Other	73	92
Total deferred tax assets	338	350
Less valuation allowance	(122)	(113)
Net deferred tax assets	216	237
Deferred tax liabilities
Property, plant and equipment	639	672
Licenses/intangibles	325	301
Partnership investments	173	163
Total deferred tax liabilities	1,137	1,136
Net deferred income tax liability	$921	$899

Presented in the Consolidated Balance Sheet as:
Deferred income tax liability, net	$922	$900
Other assets and deferred charges	(1)	(1)
Net deferred income tax liability	$921	$899

At December 31, 2016, TDS and certain subsidiaries had $2,691 million of state NOL carryforwards (generating a $121 million deferred tax asset) available to offset future taxable income.  The state NOL carryforwards expire between 2017 and 2036.  Certain subsidiaries had federal NOL carryforwards (generating a $24 million deferred tax asset) available to offset their future taxable income.  The federal NOL carryforwards expire between 2018 and 2036.  A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

A summary of TDS' deferred tax asset valuation allowance is as follows:

	2016	2015	2014
(Dollars in millions)
Balance at beginning of year	$113	$114	$79
Charged (credited) to income tax expense	9	(1)	35
Balance at end of year	$122	$113	$114

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015	2014
(Dollars in millions)
Unrecognized tax benefits balance at beginning of year	$39	$38	$30
Additions for tax positions of current year	11	7	8
Additions for tax positions of prior years	3	2	1
Reductions for tax positions of prior years	(1)	(2)	(1)
Reductions for settlements of tax positions	–	(1)	–
Reductions for lapses in statutes of limitations	(10)	(5)	–
Unrecognized tax benefits balance at end of year	$42	$39	$38

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet.  If these benefits were recognized, they would have reduced income tax expense in 2016, 2015 and 2014 by $28 million, $26 million and $25 million, respectively, net of the federal benefit from state income taxes.

TDS recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense (benefit).  The amounts charged to income tax expense related to interest and penalties resulted in a benefit of $1 million in 2016 and an expense of $1 million and $3 million in 2015 and 2014, respectively.  Net accrued liabilities for interest and penalties were $15 million and $17 million at December 31, 2016 and 2015, respectively, and are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

TDS and its subsidiaries file federal and state income tax returns.  With only limited exceptions, TDS is no longer subject to federal income tax audits for the years prior to 2013.  With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2012.